Cover	Nov. 11, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As previously disclosed in the Current Report on Form 8-K (the "Original Current Report") filed by NI Holdings, Inc. (the "Company") on November 13, 2020, on November 11, 2020, the Board of Directors of the Company appointed Seth Daggett to serve as Chief Financial Officer and Treasurer of the Company and Timothy J. Milius to serve as Chief Accounting Officer and Secretary of the Company, in each case effective as of May 25, 2021. Subsequent to the filing of the Original Current Report, on March 1, 2021, the Company granted to Mr. Daggett and Mr. Milius 3,700 and 2,700 restricted stock units, respectively, in connection with their appointment to their respective positions. Also, on March 1, 2021, the Company granted to Mr. Daggett and Mr. Milius performance share units with target share amounts of 5,600 and 4,000, respectively. The restricted stock units and performance share units were granted under the Company's 2020 Stock and Incentive Plan with terms substantially similar to those under prior awards granted by the Company. Additional information regarding the Company’s executive compensation program can be found in its 2020 proxy statement.
Document Period End Date	Nov. 11, 2020
Entity File Number	001-37973
Entity Registrant Name	NI Holdings, Inc.
Entity Central Index Key	0001681206
Entity Tax Identification Number	81-2683619
Entity Incorporation, State or Country Code	ND
Entity Address, Address Line One	1101 First Avenue North
Entity Address, City or Town	Fargo
Entity Address, State or Province	ND
Entity Address, Postal Zip Code	58102
City Area Code	(701)
Local Phone Number	298-4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	NODK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false